Subsequent Events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
36.	SUBSEQUENT EVENTS
On August 16, 2022, the Group entered into certain agreements with the immediate holding company of the Group, pursuant to which AMTD Group will inject into the Group
100
%
of the equity interest in AMTD Assets Group (“AMTD Assets”), which holds a global portfolio of premium whole building properties, with a fair market value of approximately
US$
500
 million. After deducting the outstanding liabilities associated with the properties, the net purchase consideration amounted to US$
268
 million, which will be settled by the issuance of
30,875,576
newly issued Class B ordinary shares of the Company at US$8.68 per share. The transaction has been completed in February 2023 and the Group will adopt the principle of pooling of interest method. The Company is in the process of concluding the assets acquired and liabilities assumed and therefore such information has not been included in these consolidated financial statements.
The Company entered into share subscription agreements with certain selected investors on April 19, 2023. The investors agreed to subscribe for and purchase from the Company a total of 90,000,000 newly issued Class A ordinary shares of Company with total proceeds of US$93.6 million.